Risk management - Schedule of financial assets, financial liabilities, derivatives and loan commitments in reference to the IBOR reform (Details) - IAS 39 € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	€ 24,641
Debt securities acquired	3,229
Deposits	9,150
Debt securities issued	6,931
Derivative assets	12,897
Derivative liabilities	12,385
Loan Commitments	1,211
LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	24,641
Debt securities acquired	3,229
Deposits	9,150
Debt securities issued	6,931
Derivative assets	12,897
Derivative liabilities	12,385
Loan Commitments	1,211
USD LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	24,296
Debt securities acquired	2,854
Deposits	8,840
Debt securities issued	5,063
Derivative assets	12,561
Derivative liabilities	12,339
Loan Commitments	1,166
GBP LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances	345
Debt securities acquired	375
Deposits	310
Debt securities issued	1,868
Derivative assets	336
Derivative liabilities	46
Loan Commitments	€ 45